Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss - Net Interest Income (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest expense:
Net interest income		€ 15,673	€ 15,161	€ 16,122
Deutsche Bank AG
Interest and similar income:
Interest income on cash and central bank balances		4,733	7,045	7,048
Interest income on interbank balances (w/o central banks)		261	643	607
Central bank funds sold and securities purchased under resale agreements		2,236	1,935	1,069
Loans		21,249	23,330	22,032
Other		2,561	2,140	2,103
Total Interest and similar income from assets measured at amortized cost		31,040	35,094	32,857
Interest income on financial assets at fair value through other comprehensive income		1,421	1,408	1,097
Total interest and similar income calculated using the effective interest method		32,462	36,502	33,955
Financial assets at fair value through profit or loss		11,978	12,493	9,592
Total interest and similar income	[1]	44,440	48,996	43,546
Thereof: negative interest expense on financial liabilities		23	28	76
Interest expense:
Interest-bearing deposits		11,964	14,410	10,658
Central bank funds purchased and securities sold under repurchase agreements		854	708	388
Other short-term borrowings		518	390	310
Long-term debt		5,121	6,770	6,154
Trust preferred securities		16	17	16
Other		2,761	3,035	2,848
Total interest expense measured at amortized cost		21,232	25,330	20,374
Financial liabilities at fair value through profit or loss		7,534	8,505	7,051
Total interest expense		28,766	33,835	27,424
Thereof: negative interest income on financial assets		19	39	81
Net interest income		€ 15,673	€ 15,161	€ 16,122

[1]	Interest and similar income included € 32.5 billion, € 36.5 billion and € 34.0 billion for the year ended December 31, 2025, 2024 and 2023, respectively, calculated based on effective interest method